Commitment and Contingencies - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 508	$ 259	$ 1,553	$ 777	$ 1,037	$ 1,037
Finance lease cost
Amortization of finance leases	12	10	39	24	35	4
Interest on finance lease liabilities	3	3	9	9	12	2
Variable lease cost	364	19	978	129	178	196
Short-term lease cost	18	21	53	63	80	74
Total lease cost	$ 905	$ 312	$ 2,632	$ 1,002	$ 1,342	$ 1,313